Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Schedule of Equity Method Investments [Line Items]
Short-term borrowings		¥ 810,176	¥ 618,618
Finance lease liabilities and other		39,083
Operating lease liabilities		383,778			¥ 341,251
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade		12,030	12,404
Other receivables		1,589	134
Other current assets		9,757	33
Accounts payable, trade		1,497	1,087
Short-term borrowings		31,557	29,744
Finance lease liabilities and other	[1]	34,564	20,265
Operating lease liabilities		2,393
Sales		35,951	41,437	¥ 45,415
Purchases		¥ 3,479	¥ 5,584	¥ 3,180

[1]	Finance lease liabilities and other were represented as Capital lease obligations as of the fiscal year ended March 31, 2019.